Financial Instruments - Additional Information (Detail) shares in Millions, $ in Millions, £ in Billions			1 Months Ended			12 Months Ended
		Feb. 11, 2025 USD ($)	Dec. 31, 2024 USD ($) BasisPoint	Sep. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) BasisPoint shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Borrowings			$ 2,820			$ 2,820		$ 3,277
Derivative financial assets			$ (21)			(21)		65
Proceeds from (payment to) settlement of foreign exchange contracts						24		151
Foreign exchange gains (losses)						$ (2)		(132)
Percent of change in revenue due to foreign currency translation			1.00%			1.00%
Foreign currency translation adjustments to OCI						$ (173)		130
Percentage strengthening of US dollar against other foreign currencies						10.00%	10.00%
Cash and cash equivalents			$ 1,968			$ 1,968		1,298		$ 1,069
Percentage of cash and cash equivalents held by a rated institutions			99.00%			99.00%
Trade and other receivables			$ 1,087			$ 1,087		1,122
Other financial assets			378			378		289
Gross loan commitments			2,000			$ 2,000
Target net debt to adjusted EBITDA						2.5	2.5
Cash consideration received on disposal of business						$ 326		418
Contingent Receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash consideration received on disposal of business			88
5.65% Notes due 2043 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		$ 350
Note Interest Rate		5.65%
Maturity date		2043
Thomson Reuters Corporation [Member]
Disclosure of detailed information about financial instruments [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Thomson Reuters Corporation [Member] | 3.35% Notes due 2026 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		$ 500
Note Interest Rate		3.35%
Maturity date		2026
Thomson Reuters Corporation [Member] | 5.85% Notes due 2040 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		$ 500
Note Interest Rate		5.85%
Maturity date		2040
Thomson Reuters Corporation [Member] | 4.50% Notes due 2043 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		$ 119
Note Interest Rate		4.50%
Maturity date		2043
Thomson Reuters Corporation [Member] | 5.65% Notes due 2043 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		$ 350
Note Interest Rate		5.65%
Maturity date		2043
Thomson Reuters Corporation [Member] | 5.50% Debentures due 2035 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		$ 400
Note Interest Rate		5.50%
Maturity date		2035
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets			(21)			(21)		65
Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains (losses)						(2)		(132)
Forward interest rate swaps - cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains (losses)						0		1
Foreign exchange contracts settlement [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange contracts settlement notional amount						1,600	£ 1.2	3,500	£ 2.7
Foreign exchange contracts settlement [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets			0			0		26
Foreign exchange contracts settlement [member] | LSEG [member]
Disclosure of detailed information about financial instruments [Line Items]
Proceeds from (payment to) settlement of foreign exchange contracts						$ 24		$ 151
Number of shares sold that relate to company ownership | shares						16.0	16.0	43.8	43.8
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Hedge ratio of swap to debt amounts						1:1	1:1
Cross-currency interest rate swaps [member] | Forward interest rate swaps - cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets			21			$ 21		$ 65
Interest rate risk [member] | Interest bearing assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents			$ 1,968			$ 1,968		1,298
Percentage of reasonably possible increase in unobservable input, assets | BasisPoint			100			100
Percentage of reasonably possible decrease in unobservable input assets | BasisPoint			100			100
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs recognized in profit or loss before tax assets						$ 16
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets			$ 0			0		123
Cash and cash equivalents			1,968			1,968		1,298
Trade and other receivables			$ 1,087			$ 1,087		$ 1,122
3.85% Notes, due 2024 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings				$ 450
Note Interest Rate				3.85%				3.85%
Derivative financial assets	[1]							$ 0
Maturity date								2024	2024
Repayments of current borrowings				$ 242
3.85% Notes, due 2024 [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets	[1]							$ 0
4.30% notes, due 2023 [member]
Disclosure of detailed information about financial instruments [Line Items]
Note Interest Rate					4.30%
Repayments of current borrowings					$ 600
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Note Interest Rate			4.10%			4.10%		4.20%
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings			$ 0			$ 0		$ 130
Commercial paper programs			2,000			2,000
Amended Credit Facility Maturities in November 2027 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings			0			0		$ 0
Gross loan commitments			$ 2,000			$ 2,000
Maturity date						November 2027	November 2027
Basis point adjustment to reference interest rate			102.5			102.5
Additional commitment from lenders						$ 600
Maximum credit facility agreement			$ 2,600			$ 2,600
Required ratio of net debt to ebitda			0.3			0.3
Purchase price			$ 500			$ 500
Amended Credit Facility Maturities in November 2027 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			4.5			4.5
Amended Credit Facility Maturities in November 2027 [Member] | Scenario Forecast [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			5			5

[1]	Originally issued $450 million of notes, of which the Company redeemed $208 million in October 2018.